Accrued Expenses and Other Liabilities (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Accrued Expenses and Other Liabilities (Details) [Line Items]
Deferred offering cost	$ 12,200,000
Equity interest percentage				100.00%	100.00%
Total consideration				$ 1,400,000	¥ 9
Agreement amount				1,200,000	8
Installment paid	200,000
Unpaid investment			$ 1,200,000
Investment pay			$ 1,200,000
Settlement amount	1,200,000
Repaid	1,200,000
Balances amount		$ 4,000,000
Due to bank restriction	$ 117,409
Accrued expenses and other current liabilities		$ 11,700,000
Tianqi Group [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Agreement amount				$ 200,000	¥ 1